Consolidated statements of comprehensive income or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
(Loss) profit for the year	R$ (785,005)	R$ (218,682)	R$ 107,762
Items that may be reclassified to profit or loss in subsequent years
Exchange differences on translation of foreign operations	35,194	(30,600)	(34,263)
Total comprehensive income (loss) for the year	(749,811)	(249,282)	73,499
Attributable to:
Net investment of the parent/ equity holders of the parent	(728,377)	(289,344)	45,630
Non-controlling interests	R$ (21,434)	R$ 40,062	R$ 27,869